Segment Information - Schedule of segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Statement [Abstract]
Total operating revenues	$ 140,165	$ 131,105
Vessel operating expenses	(36,200)	(34,597)
Voyage, charterhire and commission expenses	(1,459)	(448)
Administrative expenses	(20,063)	(18,038)
Other operating income	14,106	0
Adjusted EBITDA	190,647	80,199
Statement of Financial Position [Abstract]
Assets	4,222,775		$ 4,948,295
Assets held for sale	2,669		1,697,039
Equity method investments	184,693		52,215
Continuing Operations
Income Statement [Abstract]
Total operating revenues	140,165	131,105
Vessel operating expenses	(36,200)	(34,597)
Voyage, charterhire and commission expenses	(1,459)	(448)
Administrative expenses	(20,063)	(18,038)
Project development expenses	(3,552)	(798)
Realized gain on oil and gas derivative instruments, net (note 7)	97,650	2,975
Other operating income	14,106
Adjusted EBITDA	190,647	80,199
Statement of Financial Position [Abstract]
Assets	4,220,106		3,251,256
Equity method investments	184,693		52,215
Operating Segments | Shipping | Continuing Operations
Income Statement [Abstract]
Total operating revenues	3,235	5,690
Vessel operating expenses	(3,819)	(3,371)
Voyage, charterhire and commission expenses	(1,109)	(107)
Administrative expenses	69	(17)
Project development expenses	0	0
Realized gain on oil and gas derivative instruments, net (note 7)	0	0
Other operating income	0
Adjusted EBITDA	(1,624)	2,195
Statement of Financial Position [Abstract]
Assets	48,497		128,901
Equity method investments	134,862		0
Operating Segments | FLNG | Continuing Operations
Income Statement [Abstract]
Total operating revenues	123,421	110,134
Vessel operating expenses	(29,153)	(26,045)
Voyage, charterhire and commission expenses	(300)	(300)
Administrative expenses	(29)	(328)
Project development expenses	(5,002)	(16)
Realized gain on oil and gas derivative instruments, net (note 7)	97,650	2,975
Other operating income	14,106
Adjusted EBITDA	200,693	86,420
Statement of Financial Position [Abstract]
Assets	2,884,246		2,314,342
Equity method investments	0		0
Operating Segments | Corporate and other | Continuing Operations
Income Statement [Abstract]
Total operating revenues	13,509	15,281
Vessel operating expenses	(3,228)	(5,181)
Voyage, charterhire and commission expenses	(50)	(41)
Administrative expenses	(20,103)	(17,693)
Project development expenses	1,450	(782)
Realized gain on oil and gas derivative instruments, net (note 7)	0	0
Other operating income	0
Adjusted EBITDA	(8,422)	$ (8,416)
Statement of Financial Position [Abstract]
Assets	1,287,363		808,013
Equity method investments	$ 49,831		$ 52,215